Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	STOCK OPTION GRANT TIMING

The Compensation Committee determines the timing of equity awards based on the Company's annual compensation review process, the commencement of employment, promotions, retention considerations, or other business factors. The Company does not have a formal policy with respect to the timing of stock option grants, however, stock options are not granted in anticipation of the release of material nonpublic information and the release of material non-public information is not timed based upon option grant dates or for the purpose of affecting the value of executive compensation. In addition, the Company does not take material non-public information into account when determining the timing and terms of stock option grants. Historically, when stock options were granted, it has been the practice of the Company to approve equity grants at its annual Compensation Committee meeting.

During the fiscal year ended June 30, 2026, the Company granted 150,000 stock option awards to certain Named Executive Officers during the period beginning four business days before and ending one business day after the filing of the Company’s Quarterly Report on Form 10-Q that disclosed material nonpublic information for the quarter ended March 31, 2026. These grants were made pursuant to the Company's regular equity compensation program and were approved at the Compensation Committee meeting in May 2026 in accordance with the terms of the Company's equity incentive plan.

The following table provides the information required by Item 402(x)(2) of Regulation S-K with respect to option awards granted to Named Executive Officers during the applicable period.

Name	Grant date	Number of securities underlying option award (#)	Exercise price of the award	Grant date fair value of the award

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Michael J. Koss	N/A	—	—	—	—
Michael J. Koss, Jr.	May 6, 2026	100,000	$4.73	$276,724	(17.5)%
Kim M. Schulte	May 6, 2026	50,000	$4.30	$150,897	(9.3)%

The Company did not consider the timing of the filing of the Form 10-Q or the anticipated disclosure of material nonpublic information in determining the grant date for these awards.

Award Timing Method	stock options are not granted in anticipation of the release of material nonpublic information and the release of material non-public information is not timed based upon option grant dates or for the purpose of affecting the value of executive compensation